[Logo] M F S(R)
INVESTMENT MANAGEMENT


                  MFS(R) MONEY
                  MARKET FUND

                  MFS(R) GOVERNMENT
                  MONEY MARKET FUND

                  SEMIANNUAL REPORT o FEBRUARY 28, 2002

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  4
Results of Shareholder Meeting ............................................  8
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 12
Notes to Financial Statements ............................................. 16
Trustees and Officers ..................................................... 19

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

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NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
     Jeffrey L. Shames

Dear Shareholders,
The past year was one that none of us will soon forget -- either on a personal level or as investors. Looking back, it seems that in 2001 we rode an emotional roller coaster that took us from bad, to worse, to the unimaginable tragedy of September 11, and then finished on a strong note of hope. In the end, I think we witnessed the triumph of optimism, perseverance, and the free market economic system.

A CHALLENGING ECONOMIC ENVIRONMENT
As 2001 began, we were expecting a difficult market. Since the spring of the previous year, a combination of economic factors had battered economies around the globe: high energy prices, high stock valuations, and unrealistically high investor expectations. Although consumer spending remained surprisingly strong, weakening corporate demand for products and services was exposing the excess of supply built up in the exuberance of the late 1990s. We were in a global recession that was slowly worsening when the terrorist attacks of September 11 shocked the market into a steep plunge.

In the days immediately following the attacks, there were many predictions of dire market consequences and a downward spiral by global economies. In our view, the attacks did accelerate the downturn we were already experiencing and probably pushed out a recovery by several months. But they also stimulated more-aggressive action to get that recovery going. Governments and central banks around the world responded by easing interest rates and by working harder to stimulate their economies.

In the United States, the Federal Reserve Board (the Fed) lowered rates four times between September 11 and the end of the year. The U.S. Congress passed a $15 billion airline bailout plan and then approved an additional $40 billion in emergency spending. The market responded with a rally that put most major stock indices higher on December 31 than they had been the day before the attacks. As I write this letter six months after the terrorist attacks, it seems that one thing the events of September 11 did was to reaffirm the strength and amazing resiliency of free markets around the globe.

REASONS FOR OPTIMISM
I think the term that best describes our outlook for 2002 might be "cautiously optimistic" -- an expression that has been overused in recent years but seems particularly appropriate now.

The Fed has just turned a corner in its opinion of the state of the U.S. economy. After a year of lowering interest rates to stimulate an economy it felt was weakening, the central bank left rates unchanged at its meeting on March 19 and announced that it feels risks are balanced now between weakness and inflation. Many investors, we believe, took that as a sign that the Fed could begin raising rates later in 2002 to moderate the pace of an economic recovery. And, in fact, Fed Chairman Alan Greenspan stated to Congress earlier in March that "economic expansion is already well under way."

In our view, however, there are still reasons for caution. Some companies are still cutting back spending and laying off employees, although that trend seems to have slowed in the new year. New jobs remain hard to come by. Many industries continue to be burdened by weak demand that has yet to catch up with an excess of supply. Another moderating factor is that, unlike in many previous recessions, we never experienced a sharp falloff in consumer spending in this downturn -- so there is not a great deal of pent-up consumer demand to drive a recovery.

Taking into account the good news and our reasons for caution, we expect to see an acceleration in the economy this year, but we think that recovery will be moderate, not dramatic. We still have some tough work ahead, but we believe the worst is over.

INVESTING IN UNCERTAIN TIMES
The past two difficult years and the events of September 11 have not changed what we do on a day-to-day basis. Our investment approach is still based on our own in-depth, fundamental research into companies and other issuers of securities. We remain bottom-up investors, building our portfolios one stock or bond at a time.

In the current environment, we think our investment approach is more valid than ever. Although September 11 changed the near-term outlook for many companies, our experience has been that companies we believed were good investments before that date are still, for the most part, good investments. By lowering valuations somewhat indiscriminately across the market, the post- attack downturn made some stocks even more attractive, in our view.

And although the market has been volatile so far in 2002, we see the seeds of economic recovery beginning to take root, and we believe that our fundamental, bottom-up investment process continues to benefit long-term investors. As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    March 20, 2002

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Terri A. Vittozzi]
     Terri A. Vittozzi

Dear Shareholders,
While short-term interest rates have been quite volatile over the past year, they have stabilized somewhat during the past six months. The seven-day annualized yield on an investment in MFS(R) MONEY MARKET FUND at the beginning of the six month period was 3.08%, versus 1.39% at the end of February. MFS(R) GOVERNMENT MONEY MARKET FUND'S seven-day yield was 1.37%, compared to 2.92% six months ago. For the six months ended February 28, 2002, MFS(R) MONEY MARKET FUND provided a total return of 1.01%, compared to 0.87% for the average money market fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. MFS(R) GOVERNMENT MONEY MARKET FUND'S six- month total return for the period ended February 28, 2002, was 0.92%, versus 0.89% for the average government money market fund tracked by Lipper Inc.

As the period began in September, it looked as though the worst of the economy's decline was behind us and that a recovery could be on the horizon; then the environment changed abruptly on September 11. In the aftermath, economic activity declined sharply. The Federal Reserve Board (the Fed) responded aggressively by continuing to lower interest rates. It cut rates 0.50% when the stock market reopened on September 17 and again at its meeting on October 2. The Fed then followed up with two more cuts during the period. On November 6 it cut rates by another 0.50% and 0.25% in December, which brought the federal funds rates to 1.75% at the end of the period -- its lowest level in nearly 40 years.

Following the September 11 attacks, we worked to extend the funds' maturity by focusing on securities set to mature in the 60 to 90 day range. By doing so, we captured the higher yields in a declining interest rate environment.

This year, we've let the average maturity of the funds' holdings decline to a more neutral level because we feel that there is a great deal of monetary and fiscal stimulus in the pipeline and that short-term yields are unlikely to decline further. As a result, we targeted securities with average maturities in the 45- to 55-day range for the funds.

The funds seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing in short-term money market securities issued or guaranteed by the U.S. Treasury or its agencies, or instrumentalities of the U.S. government, as well as in the highest-quality corporate and bank issues in order to minimize credit risk.

In order to help provide security against credit risk, at the end of the period approximately 49% of the MFS(R) Money Market Fund was invested in high- quality commercial paper, with the balance invested in U.S. government or government-guaranteed issues. MFS Government Money Market Fund goes one step further, investing 100% of its assets in securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government, including repurchase agreements collateralized by such securities. With our emphasis on quality for both funds, we believe we will be well positioned to provide current income, liquidity, and preservation of capital.

    Respectfully,

/s/ Terri A. Vittozzi

    Terri A. Vittozzi
    Portfolio Manager

The opinions expressed in this report are those of MFS and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

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   PORTFOLIO MANAGER'S PROFILE
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   TERRI A. VITTOZZI IS A PORTFOLIO MANAGER AT MFS INVESTMENT MANAGEMENT(R)
   (MFS(R)). SHE MANAGES THE MONEY MARKET PORTFOLIOS OF OUR MUTUAL FUNDS, OFFSHORE INVESTMENT PRODUCTS, AND VARIABLE ANNUITIES.

   TERRI JOINED MFS IN 1992. SHE HELD VARIOUS POSITIONS AT MFS INCLUDING PORTFOLIO SETTLEMENTS COORDINATOR AND MONEY MARKET TRADER BEFORE BEING NAMED ASSISTANT PORTFOLIO MANAGER IN 2000 AND PORTFOLIO MANAGER IN JANUARY 2001.

   TERRI EARNED A BACHELOR'S DEGREE FROM BABSON COLLEGE AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM BENTLEY COLLEGE.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

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This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

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   FUND FACTS
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  OBJECTIVE:                    THE FUNDS SEEK AS HIGH A LEVEL OF CURRENT INCOME
                                AS IS CONSIDERED CONSISTENT WITH THE
                                PRESERVATION OF CAPITAL AND LIQUIDITY.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:        MFS MONEY MARKET FUND(1)(2)(3)(4) -- DECEMBER
                                19, 1975 MFS GOVERNMENT MONEY MARKET
                                FUND(2)(3)(4) -- FEBRUARY 26, 1982

  SIZE:                         MFS MONEY MARKET FUND -- $1.7 BILLION NET ASSETS
                                AS OF FEBRUARY 28, 2002
                                MFS GOVERNMENT MONEY MARKET FUND -- $55.1
                                MILLION NET ASSETS AS OF FEBRUARY 28, 2002

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RISK CONSIDERATIONS

(1) Investments in foreign securities may be unfavorably affected by interest-rate and currency-exchange-rate changes as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

(2) Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

(3) Investments in the portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the portfolio. The portfolio's yield will fluctuate with changes in market conditions.

(4) These risks may increase share price volatility. Please see the prospectus for details.

RESULTS OF SHAREHOLDER MEETING (Unaudited)

At a special meeting of shareholders, which was held on October 19, 2001, the following actions were taken:

ITEM 1. Trustees of the funds were elected as follows:

                                                   MFS MONEY     MFS GOVERNMENT
                                                 MARKET FUND  MONEY MARKET FUND
-------------------------------------------------------------------------------
Jeffrey L. Shames             Affirmative    882,242,887.517     48,980,272.959
                              Withhold        19,048,931.931      1,187,824.549
John W. Ballen                Affirmative    882,371,929.497     48,939,591.087
                              Withhold        18,919,889.951      1,228,506.421
Lawrence H. Cohn, M.D.        Affirmative    881,400,483.609     48,980,272.959
                              Withhold        19,891,335.839      1,187,824.549
Sir J. David Gibbons, KBE     Affirmative    881,150,551.750     48,980,272.959
                              Withhold        20,141,267.698      1,187,824.549
William R. Gutow              Affirmative    881,433,764.039     48,980,272.959
                              Withhold        19,858,055.409      1,187,824.549
J. Atwood Ives                Affirmative    882,201,435.817     48,980,272.959
                              Withhold        19,090,383.631      1,187,824.549
Abby M. O'Neill               Affirmative    881,363,792.050     48,980,272.959
                              Withhold        19,928,027.398      1,187,824.549
Lawrence T. Perera            Affirmative    882,210,759.967     48,939,591.087
                              Withhold        19,081,059.481      1,228,506.421
William J. Poorvu             Affirmative    881,348,973.400     48,980,272.959
                              Withhold        19,942,846.048      1,187,824.549
Arnold D. Scott               Affirmative    881,418,677.260     48,980,272.959
                              Withhold        19,873,142.188      1,187,824.549
J. Dale Sherratt              Affirmative    881,554,981.099     48,980,272.959
                              Withhold        19,736,838.349      1,187,824.549
Elaine R. Smith               Affirmative    882,320,938.180     48,980,272.959
                              Withhold        18,970,881.268      1,187,824.549
Ward Smith                    Affirmative    881,372,461.789     48,980,272.959
                              Withhold        19,919,357.659      1,187,824.549

ITEM 2. The authorization of the Trustees to adopt an Amended and Restated Declaration of Trust.
                                                   MFS MONEY     MFS GOVERNMENT
                                                 MARKET FUND  MONEY MARKET FUND
-------------------------------------------------------------------------------
                                                     NUMBER OF SHARES
-------------------------------------------------------------------------------
For                                          980,067,223.180     47,024,039.879
Against                                       22,317,808.771      1,297,445.880
Abstain                                       48,795,066.596        340,656.749
Broker non-votes                              85,369,465.000      1,505,955.000

ITEM 3. The amendment or removal of certain fundamental investment policies.

                                                   MFS MONEY     MFS GOVERNMENT
                                                 MARKET FUND  MONEY MARKET FUND
-------------------------------------------------------------------------------
                                                     NUMBER OF SHARES
--------------------------------------------------------------------------------
For                                          733,749,935.096     47,237,150.576
Against                                       18,232,999.023      1,070,873.289
Abstain                                       38,170,915.329        354,118.643
Broker non-votes                             111,137,970.000      1,505,955.000

ITEM 4. The approval of a new investment advisory agreement with Massachusetts Financial Services Company.

                                                   MFS MONEY     MFS GOVERNMENT
                                                 MARKET FUND  MONEY MARKET FUND
-------------------------------------------------------------------------------
                                                     NUMBER OF SHARES
--------------------------------------------------------------------------------
For                                          848,768,490.330     48,670,408.839
Against                                       14,328,392.963      1,123,670.870
Abstain                                       38,194,936.155        374,017.799

ITEM 5. To change the investment objective from fundamental to non-fundamental.

                                                   MFS MONEY     MFS GOVERNMENT
                                                 MARKET FUND  MONEY MARKET FUND
-------------------------------------------------------------------------------
                                                     NUMBER OF SHARES
-------------------------------------------------------------------------------
For                                          726,728,303.914     46,140,002.712
Against                                       22,954,803.685      1,900,011.724
Abstain                                       40,470,741.849        622,128.072
Broker non-votes                             111,137,970.000      1,505,955.000

ITEM 6. The ratification of the selection of Deloitte & Touche LLP as the independent public accountants to be employed by the trust for the fiscal year ending August 31, 2002.

                                                   MFS MONEY     MFS GOVERNMENT
                                                 MARKET FUND  MONEY MARKET FUND
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                                                     NUMBER OF SHARES
-------------------------------------------------------------------------------
For                                          861,374,939.717     32,329,316.008
Against                                        4,892,167.265     17,535,191.597
Abstain                                       35,024,712.466        303,589.903

PORTFOLIO OF INVESTMENTS (Unaudited) -- February 28, 2002

MFS Money Market Fund

Commercial Paper - 49.3%
--------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                          (000 OMITTED)                    VALUE
--------------------------------------------------------------------------------------------------------
  American Express Credit Corp., due 4/12/02 - 8/05/02               $ 65,820             $   65,517,788
  American General Finance Corp., due 5/28/02                          25,000                 24,890,000
  Bayer Hypo, due 10/29/02                                             10,000                 10,000,331
  Chase Manhattan Bank USA, due 3/11/02                                20,300                 20,300,000
  Citigroup, Inc., due 3/04/02 - 3/05/02                               61,700                 61,690,160
  Edison Asset Securitization LLC, due 3/01/02 - 5/22/02               42,752                 42,669,089
  Fcar Owner Trust Series I, due 3/07/02 - 5/23/02                     60,000                 59,870,856
  Formosa Plastics, "B", due 4/04/02 - 4/18/02                         30,400                 30,344,364
  General Electric Capital Corp., due 3/08/02 - 3/18/02                35,000                 34,971,390
  General Motors Acceptance Corp., due 4/18/02                          6,714                  6,714,508
  General Reinsurance Corp., due 4/19/02                               20,000                 19,953,450
  Goldman Sachs Group LP, due 4/12/02                                  12,000                 11,966,400
  Govco, Inc., due 5/20/02                                             45,000                 44,818,556
  ING America Insurance Holdings, due 3/07/02 - 5/08/02                47,800                 47,710,375
  McGraw Hill, Inc., due 4/02/02 - 4/03/02                             39,600                 39,528,725
  Morgan Stanley Dean Witter, due 4/23/02                              15,000                 14,962,458
  New Center Asset Trust, due 3/01/02 - 6/13/02                        67,083                 67,028,493
  Old Line Funding Corp., due 5/09/02                                  10,037                 10,002,180
  Preferred Receivables Funding, due 5/29/02                           25,000                 24,888,132
  Royal Bank Canada, due 7/31/02                                       20,000                 19,860,667
  Societe Generale, due 4/08/02                                        20,000                 19,952,922
  Svenska Handelsbanken, Inc., due 3/04/02                              8,650                  8,648,717
  Swedbank Sparbanken Svenge AB, due 4/09/02 - 6/14/02                 44,000                 43,811,163
  Tribune Co., due 5/01/02 - 5/20/02                                   36,100                 35,973,023
  UBS Finance, Inc., due 3/01/02                                       67,029                 67,029,000
--------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                                 $  833,102,747
--------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 27.8%
--------------------------------------------------------------------------------------------------------
  Federal Home Loan Bank, due 3/05/02 - 3/12/03                      $196,670             $  196,619,001
  Federal Home Loan Mortgage Corp., due 3/07/02 - 5/27/02             146,790                146,644,399
  Federal National Mortgage Assn., due 5/07/02 - 11/05/02             116,700                115,747,168
  Student Loan Marketing Assn., due 4/25/02                            10,500                 10,500,000
--------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at
  Amortized Cost                                                                          $  469,510,568
--------------------------------------------------------------------------------------------------------

Repurchase Agreement - 22.7%
--------------------------------------------------------------------------------------------------------
  Goldmans Sachs, dated 2/28/02, due 3/01/02, total to
    be received $383,624,139 (secured by various U.S.
    Treasury and Federal Agency obligations in a
    jointly traded account), at Cost                                 $383,604             $  383,604,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                            $1,686,217,315

Other Assets, Less Liabilities - 0.2%                                                          2,906,713
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $1,689,124,028
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- February 28, 2002

MFS Government Money Market Fund

U.S. Government and Agency Obligations - 89.0%
--------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                             (000 OMITTED)                 VALUE
--------------------------------------------------------------------------------------------------------
  Federal Farm Credit Bank, due 4/15/02 - 6/04/02                    $  3,795                $ 3,782,041
  Federal Home Loan Bank, due 3/05/02 - 3/12/03                        15,080                 15,063,990
  Federal Home Loan Mortgage Corp., due 3/07/02 - 7/18/02              15,150                 15,093,020
  Federal National Mortgage Assn., due 3/14/02 - 8/12/02               15,150                 15,097,595
--------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost                              $49,036,646
--------------------------------------------------------------------------------------------------------
Repurchase Agreements - 12.7%
--------------------------------------------------------------------------------------------------------
  Goldman Sachs, dated 2/28/02, due 3/01/02, total to be
    received $3,909,205 (secured by various U.S. Treasury
    and Federal Agency obligations in a jointly traded
    account)                                                         $  3,909                $ 3,909,000
  Morgan Stanley, dated 2/28/02, due 3/01/02, total to be
    received $3,061,161 (secured by various U.S. Treasury
    and Federal Agency obligations in a jointly traded
    account)                                                            3,061                  3,061,000
--------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                         $ 6,970,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                               $56,006,646

Other Assets, Less Liabilities - (1.7)%                                                         (939,059)
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $55,067,587
--------------------------------------------------------------------------------------------------------
See notes to financial statements.


FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                         MFS MONEY           MFS GOVERNMENT
FEBRUARY 28, 2002                                                      MARKET FUND        MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
Assets:
  Investments, at amortized cost and value                          $1,302,613,315              $49,036,646
  Repurchase agreements, at cost and value                             383,604,000                6,970,000
                                                                    --------------              -----------
    Total investments, at amortized cost and value                  $1,686,217,315              $56,006,646
  Cash                                                                     113,663                      212
  Receivable for fund shares sold                                       36,184,378                  116,854
  Interest receivable                                                    1,024,566                   19,150
  Other assets                                                              96,777                      520
                                                                    --------------              -----------
      Total assets                                                  $1,723,636,699              $56,143,382
                                                                    --------------              -----------
Liabilities:
  Distributions payable                                             $      130,257              $     3,842
  Payable for investments purchased                                      8,900,000                1,000,000
  Payable for fund shares reacquired                                    25,130,632                   27,750
  Payable to affiliates -
    Management fee                                                          18,001                      755
    Shareholder servicing agent fee                                          4,358                      151
    Administrative fee                                                         763                       26
  Accrued expenses and other liabilities                                   328,660                   43,271
                                                                    --------------              -----------
      Total liabilities                                             $   34,512,671              $ 1,075,795
                                                                    --------------              -----------
Net assets (represented by paid-in capital)                         $1,689,124,028              $55,067,587
                                                                    ==============              ===========
Shares of beneficial interest outstanding                            1,689,124,028               55,067,587
                                                                    ==============              ===========

Net asset value, offering price, and redemption price per share
    (net assets / shares of beneficial interest outstanding)            $1.00                       $1.00
                                                                        =====                       =====

See notes to financial statements.

Statements of Operations (Unaudited)
-------------------------------------------------------------------------------

MFS Money Market Fund
-------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2002
-------------------------------------------------------------------------------
Net investment income:
  Interest income                                                   $20,096,198
                                                                    -----------
  Expenses -
    Management fee                                                  $ 3,122,548
    Trustees' compensation                                               30,227
    Shareholder servicing agent fee                                     750,085
    Administrative fee                                                   42,698
    Custodian fee                                                       268,689
    Printing                                                            123,891
    Postage                                                             185,772
    Auditing fees                                                         9,634
    Legal fees                                                            2,251
    Miscellaneous                                                       570,392
                                                                    -----------
      Total expenses                                                $ 5,106,187
    Fees paid indirectly                                               (174,149)
                                                                    -----------
      Net expenses                                                  $ 4,932,038
                                                                    -----------
        Net investment income                                       $15,164,160
                                                                    ===========


MFS Government Money Market Fund
-------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2002
-------------------------------------------------------------------------------
Net investment income:
  Interest income                                                      $885,495
                                                                       --------
  Expenses -
    Management fee                                                     $168,009
    Trustees' compensation                                                5,188
    Shareholder servicing agent fee                                      33,601
    Administrative fee                                                    1,629
    Custodian fee                                                        13,993
    Printing                                                              4,267
    Postage                                                               7,806
    Auditing fees                                                         9,158
    Legal fees                                                            2,296
    Registration fees                                                    17,014
    Miscelleneous                                                         8,951
                                                                       --------
      Total expenses                                                   $271,912
    Fees paid indirectly                                                (12,682)
                                                                       --------
      Net expenses                                                     $259,230
                                                                       --------
        Net investment income                                          $626,265
                                                                       ========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund
------------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                                        FEBRUARY 28, 2002                AUGUST 31, 2001
                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions to shareholders       $     15,164,160               $     71,995,565
                                                                         ----------------               ----------------
From share (principal) transactions -
  Net proceeds from sale of shares                                       $ 15,564,457,961               $ 38,658,653,548
  Shares issued in reinvestment of distributions                               12,102,173                     53,660,050
  Shares reacquired                                                       (15,348,537,480)               (38,163,842,723)
                                                                         ----------------               ----------------
      Net increase in net assets from fund share transactions            $    228,022,654               $    548,470,875
Net assets:
  At beginning of period                                                    1,461,101,374                    912,630,499
                                                                         ----------------               ----------------
  At end of period                                                       $  1,689,124,028               $  1,461,101,374
                                                                         ================               ================


MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                                        FEBRUARY 28, 2002                AUGUST 31, 2001
                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions to
    shareholders                                                             $    626,265                   $  2,664,466
                                                                             ------------                   ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                                           $ 82,801,499                   $ 86,452,128
  Shares issued in reinvestment of distributions                                  570,151                      2,569,897
  Shares reacquired                                                           (90,382,027)                   (70,981,894)
                                                                             ------------                   ------------
      Net increase (decrease) in net assets from
        fund share transactions                                              $ (7,010,377)                  $ 18,040,131
Net assets:
  At beginning of period                                                       62,077,964                     44,037,833
                                                                             ------------                   ------------
  At end of period                                                           $ 55,067,587                   $ 62,077,964
                                                                             ============                   ============

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights

MFS Money Market Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                              SIX MONTHS ENDED         ------------------------------------------------------------------------
                             FEBRUARY 28, 2002              2001            2000            1999            1998           1997
                                   (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period   $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ------            ------          ------          ------          ------         ------
Income from investment operations -
  Net investment income                 $ 0.01            $ 0.05          $ 0.05          $ 0.04          $ 0.05         $ 0.05
Less distributions declared to
  shareholders from net
  investment income                      (0.01)            (0.05)          (0.05)          (0.04)          (0.05)         (0.05)
                                        ------            ------          ------          ------          ------         ------
Net asset value - end of period         $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ======            ======          ======          ======          ======         ======
Total return                              1.01%++           4.97%           5.58%           4.54%           5.03%          4.61%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                              0.68%+            0.67%           0.66%           0.69%           0.74%          0.80%
  Net investment income                   2.03%+            4.86%           5.38%           4.38%           4.88%          4.71%
Net assets at end of period
 (000,000 Omitted)                      $1,689            $1,461            $913          $1,080          $1,071           $634

MFS Government Money Market Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                              SIX MONTHS ENDED         ------------------------------------------------------------------------
                             FEBRUARY 28, 2002              2001            2000            1999            1998           1997
                                   (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period   $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ------            ------          ------          ------          ------         ------
Income from investment operations -
  Net investment income                 $ 0.01            $ 0.05          $ 0.05          $ 0.04          $ 0.05         $ 0.05
Less distributions declared to
  shareholders from net
  investment income                      (0.01)            (0.05)          (0.05)          (0.04)          (0.05)         (0.05)
                                        ------            ------          ------          ------          ------         ------
Net asset value - end of period         $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ======            ======          ======          ======          ======         ======
Total return                              0.92%++           4.71%           5.18%           4.35%           4.85%          4.81%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                              0.81%+            0.90%           0.86%           0.78%           0.88%          0.85%
  Net investment income                   1.87%+            4.55%           5.05%           4.26%           4.70%          4.02%
Net assets at end of period
  (000 Omitted)                        $55,068           $62,078         $44,038         $57,074         $44,843        $38,387

 + Annualized.
++ Not annualized.
## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The funds' use of amortized cost is subject to the funds' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements - The funds may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal income tax regulations, respectively.

Fees Paid Indirectly - The funds' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Tax Basis Components of Dividends - The tax character of distributions paid for the years ended August 31, 2001, and August 31, 2000, was as follows:

                                           MONEY MARKET FUND            GOVERNMENT MONEY MARKET FUND
                                           -----------------      ----------------------------------
                          AUGUST 31, 2001    AUGUST 31, 2000      AUGUST 31, 2001    AUGUST 31, 2000
----------------------------------------------------------------------------------------------------
Distributions paid
  from ordinary income        $72,309,569        $69,212,541           $2,665,960         $2,662,951

Tax Basis Components of Distributable Earnings - As of August 31, 2001, the components of distributable earnings on a tax basis were as follows:

                              MONEY MARKET FUND     GOVERNMENT MONEY MARKET FUND
                             ------------------     ----------------------------
                                AUGUST 31, 2001                  AUGUST 31, 2001
--------------------------------------------------------------------------------
Undistributed ordinary
  income                               $480,112                          $13,338

(3) Transactions with Affiliates
Investment Adviser - The funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $300 million of average net assets             0.50%
          Next $400 million of average net assets              0.45%
          Next $300 million of average net assets              0.40%
          Average net assets in excess of $1 billion           0.35%

Management fees incurred for the six months ended February 28, 2002, were 0.42% and 0.50% of average daily net assets on an annualized basis for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

The funds pay no compensation directly to their Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The funds have an unfunded defined benefit plan for all of its independent Trustees. Included in Trustees' compensation for MFS Money Market Fund and MFS Government Money Market Fund are net periodic pension expenses of $4,807 and $1,203, respectively, for the six months ended February 28, 2002.

Administrator - The funds have an administrative services agreement with MFS to provide the funds with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the funds' average daily net assets:

            First $2 billion                               0.0175%
            Next $2.5 billion                              0.0130%
            Next $2.5 billion                              0.0005%
            In excess of $7 billion                        0.0000%

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the funds' average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Money Market Fund, aggregated $47,273,765,274 and $47,514,995,423, respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Government Money Market Fund, aggregated $217,827,041 and $226,188,343, respectively.

(5) Shares of Beneficial Interest
The funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) Line of Credit
The funds and other affiliated funds participate in a $1.225 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the MFS Money Market Fund and MFS Government Money Market Fund for the six months ended February 28, 2002 were $9,034 and $413, respectively. The funds had no borrowings during the period.

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout.

             NAME, POSITION WITH THE TRUST, AGE, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)
TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,               ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman and President Massachusetts Financial            Private investor; Rockefeller Financial Services,
Services Company, Chairman and Chief Executive            Inc. (investment advisers), Chairman and Chief
Officer                                                   Executive Officer

JOHN W. BALLEN* (born 09/12/59) Trustee                   LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company,                 Hemenway & Barnes (attorneys), Partner
President and Director
                                                          WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                   Harvard University Graduate School of Business
Massachusetts Financial Services Company, Chief           Administration, Adjunct Professor; CBL &
Investment Officer, Executive Vice President and          Associates Properties, Inc. (real estate
Director                                                  investment trust), Director; The Baupost Fund (a
                                                          mutual fund), Vice Chairman and Trustee
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac            J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of             Insight Resources, Inc. (acquisition planning
Surgery                                                   specialists), President; Wellfleet Investments
                                                          (investor in health care companies), Managing
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)        General Partner (since 1993); Paragon Trade
Trustee                                                   Brands, Inc. (disposable consumer products),
Edmund Gibbons Limited (diversified holding               Director; Cambridge Nutraceuticals (professional
company), Chief Executive Officer; Colonial               nutritional products), Chief Executive Officer
Insurance Company Ltd., Director and Chairman;            (until May 2001)
Bank of Butterfield, Chairman (until 1997)
                                                          ELAINE R. SMITH (born 04/25/46) Trustee
WILLIAM R. GUTOW (born 09/27/41) Trustee                  Independent health care industry consultant
Private investor and real estate consultant;
Capitol Entertainment Management Company (video           WARD SMITH (born 09/13/30) Trustee
franchise), Vice Chairman                                 Private investor; Sundstrand Corporation
                                                          (manufacturer of highly engineered products for
J. ATWOOD IVES (born 05/01/36) Trustee                    industrial and aerospace applications), Director
Private investor; KeySpan Corporation (energy             (until June 1999)
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Trustee,                ROBERT R. FLAHERTY (born 09/18/63) Assistant
Chairman and President Massachusetts Financial            Treasurer
Services Company, Chairman and Chief Executive            Massachusetts Financial Services Company, Vice
Officer                                                   President (since August 2000); UAM Fund Services,
                                                          Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                             ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Senior          Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel              President (since September 1996)

MARK E. BRADLEY (born 11/23/59) Assistant                 JAMES O. YOST (born 06/12/60) Assistant Treasurer
Treasurer                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Vice            Vice President
President (since March 1997)

STEPHEN E. CAVAN (born 11/06/53) Secretary and
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                        INVESTOR SERVICE
Massachusetts Financial Services Company                  MFS Service Center, Inc.
500 Boylston Street                                       P.O. Box 2281
Boston, MA 02116-3741                                     Boston, MA 02107-9906

DISTRIBUTOR                                               For general information, call toll free:
MFS Fund Distributors, Inc.                               1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                       8 p.m. Eastern time.
Boston, MA 02116-3741
                                                          For service to speech- or hearing- impaired
PORTFOLIO MANAGER                                         individuals, call toll free: 1-800-637-6576 any
Terri A. Vittozzi+                                        business day from 9 a.m. to 5 p.m. Eastern time.
                                                          (To use this service, your phone must be equipped
CUSTODIAN                                                 with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
                                                          For share prices, account balances, exchanges or
INVESTOR INFORMATION                                      stock and bond outlooks, call toll free:
For information on MFS mutual funds, call your            1-800-MFS-TALK (1-800-637-8255) anytime from a
investment professional or, for an information            touch-tone telephone.
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a        WORLD WIDE WEB
message anytime).                                         www.mfs.com

+ MFS Investment Management

MFS(R) MONEY MARKET FUND                                          -------------
MFS(R) GOVERNMENT MONEY MARKET FUND                                 PRSRT STD
                                                                  U. S. Postage
                                                                      Paid
                                                                       MFS
                                                                  -------------
[Logo] M F S(R)
INVESTMENT MANAGEMENT


500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                MCM-3  4/02  47M  10/310/810/22